CMA



CMA OHIO
MUNICIPAL MONEY FUND

Semi-Annual Report





September 30, 1998

MERRILL LYNCH BULL LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.



CMA Ohio
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011

Printed on post-consumer recycled paper





TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1998, CMA Ohio
Municipal Money Fund paid shareholders a net annualized yield of 3.05%.* As of September 30, 1998, the Fund's 7-day yield was 3.25%.

Economic Environment
Although the state of Ohio's economy expanded during the six-month period ended September 30, 1998, its performance lagged the national average. Manufacturing jobs were created at a steady pace despite a decrease in overall employment growth. However, as the effects of a global slowdown began to filter into the domestic economy, manufacturing activity began to slow. During the period, Ohio exports to Asian countries fell by one-third, but were offset somewhat by improved demand from Europe, Mexico and Canada. The steel industry fared well from a robust construction market combined with an increase in auto production as General Motors returned to full operations after its factory workers ended their strike. Single-family residential construction continued at a rapid pace throughout the state, while commercial construction was also very strong.

During fiscal year 1998, the state of Ohio managed to record higher-than-expected revenues despite signs of slowing in its economic activity. Tax revenue collections finished fiscal year 1998 at $737.7 million or 5.5% above estimates. This compares to $1.2 billion or 9.4% above the previous fiscal year. Personal income taxes were the biggest contributors to the fiscal year results, exceeding estimates by $567 million or 10.1%. In addition, General Revenue Fund disbursements in aggregate were below estimates by nearly $655 million for the 1998 fiscal year. This combination of higher-than-expected revenues and lower-than-expected spending led to an unobligated ending fund balance of $1.1 billion in the General Revenue Fund.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


For the first three months of fiscal year 1999, the state recorded total revenues of $4.0 billion, which represented a 4.3% gain over the same three-month period a year ago, although slightly below budget estimates. These positive fiscal results continued to allow the state to bypass borrowing in the short-term municipal market to finance daily operations. In addition, the various Ohio municipalities have also benefited from the state's positive economic performance, allowing them to maintain moderate borrowing levels which amounted to $613 million for the six-month period.

Investment Strategy
We began the six-month period ended September 30, 1998 by employing a neutral approach to the market. The municipal yield curve remained fairly flat to slightly inverted throughout the first three months of the period. The Fund maintained an average portfolio maturity in the 45-day range. We took advantage of variable rate demand note
(VRDN) security yield levels, while selectively purchasing longer-dated municipal notes that were attractively priced for diversification purposes. As the second half of the period unfolded, our focus on the technical considerations in investing in the municipal market was replaced with a focus toward the fundamental aspects of the market. This shift in focus was in part because of the crises in the Asian region and Russia.

As the turmoil in Asia continued, new crises began to appear in both Russia and Latin America, which unsettled the world's stock markets and created a rally in US Treasury securities as investors searched for a safe haven. Although the municipal note market was slow in reacting to such events, a combination of historically high values relative to US Treasury securities and a reduction in municipal note issuance created from strong domestic economic conditions caused rates on one-year municipal notes to fall approximately 50 basis points (0.50%). We shifted the Fund's investment strategy to a more aggressive approach by increasing its average life to the 60-day range. The adjustment in the Fund's average life was accomplished through increased purchases of longer-dated municipal notes, while reducing its percentage of VRDN security holdings. As investors reacted to the turbulent world financial markets, US Treasury yields declined as much as 100 basis points in anticipation of the September Federal Open Market Committee meeting on September 29, 1998. In a much anticipated move, the Federal Reserve Board reduced the Federal Funds rate by 25 basis points to 5.25%, and then lowered rates by another 25 basis points in October. Overall, the Fund was well situated to take advantage of the various interest rate movements on the yield curve throughout the period.

Looking ahead, we expect to maintain an aggressive investment approach by positioning the Fund for the possibility of further reductions in interest rates by the Federal Reserve Board. We also expect to balance the Fund's portfolio by taking advantage of VRDN securities as year-end pressures on remarketing agents typically force the municipal yield curve to invert. At times, we will look to purchase additional amounts of longer-dated municipal notes when issuance is available. However, as long as economic conditions remain strong, we continue to expect a reduced amount of short-term note issuance by various Ohio municipalities. We will continue to closely monitor credit quality while seeking to offer an attractive tax-exempt yield to our shareholders.

In Conclusion
We thank you for your support of CMA Ohio Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Kevin A. Schiatta)
Kevin A. Schiatta
Vice President and Portfolio Manager



November 10, 1998




Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT   Alternative Minimum Tax (subject to)
BAN   Bond Anticipation Notes
COP   Certificates of Participation
CP    Commercial Paper
IDR   Industrial Development Revenue Bonds
M/F   Multi-Family
MSTR  Municipal Securities Trust Receipts
TAN   Tax Anticipation Notes
UT    Unlimited Tax
VRDN  Variable Rate Demand Notes


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998                                                          (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                   Issue                                            (Note 1a)
Ohio--100.2%         $  890   Allen County, Ohio, IDR (Nickles Bakery Ohio Project), VRDN, 4.125% due
                              1/02/2003 (a)                                                                   $      890
                      3,500   Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula
                              County Medical Center Project), VRDN, 4.05% due 12/01/2007 (a)                       3,500
                      2,025   Ashtabula County, Ohio, IDR (Neff-Perkins Co. Project), VRDN, AMT, 4.15%
                              due 6/01/2005 (a)                                                                    2,025
                        315   Brooklyn Heights, Ohio, IDR (ATC Nymold Inc.), VRDN, AMT, 4.15% due
                              2/01/2002 (a)                                                                          315
                              Butler County, Ohio, BAN:
                      2,000     4.25% due 10/22/1998                                                               2,000
                      3,700     4.10% due 8/05/1999                                                                3,712
                      3,200   Cadiz, Ohio, BAN, 4.25% due 12/17/1998                                               3,203
                              Canal Winchester, Ohio, BAN:
                      1,000     4.30% due 1/12/1999                                                                1,001
                      4,000     4.18% due 5/26/1999                                                                4,008
                      1,605   Canfield, Ohio, Local School District, BAN, UT, 3.85% due 9/30/1999                  1,611
                      1,400   Canton, Ohio, BAN, 3% due 7/15/1999                                                  1,400
                      1,015   Canton, Ohio, IDR (Accu Plate Project), VRDN, 4.20% due 3/01/2017 (a)                1,015
                      3,490   Cincinnati and Hamilton County, Ohio, Port Authority, Economic Development
                              Revenue Bonds (Berthesda One Ltd.), 3.75% due 8/01/1999                              3,490
                      7,000   Cincinnati, Ohio, City School District, BAN, UT, 4% due 9/16/1999                    7,032
                      1,400   Clermont County, Ohio, IDR (Southern Ohio Fabricator), VRDN, AMT, Series A,
                              4.20% due 9/01/2005 (a)                                                              1,400
                      9,000   Cleveland, Ohio, Airport System Revenue Refunding Bonds, VRDN, AMT,
                              Series D, 4.15% due 1/01/2027 (a)                                                    9,000
                      8,000   Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Cap Inc.), VRDN,
                              4.05% due 6/01/2028 (a)                                                              8,000
                      2,620   Columbiana County, Ohio, IDR (The Hall China Project), VRDN, AMT, 4.15% due
                              1/01/2007 (a)                                                                        2,620
                      4,900   Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic
                              Charities Facilities), VRDN, 4.05% due 7/01/2012 (a)                                 4,900
                              Cuyahoga County, Ohio, IDR, VRDN (a):
                        915     (Athens Pastries Inc. Project), AMT, 4.20% due 6/03/2009                             915
                      5,155     (Cleveland E Excel Ltd.), AMT, 4.15% due 3/01/2019                                 5,155
                        595     (Erieview Metal Treating Project), AMT, 4.20% due 5/05/2010                          595
                      2,290     Refunding (Curtiss Wright Project), 4.05% due 12/01/2008                           2,290
                      3,060     Refunding (Parma Care Center, Inc.), 4.20% due 12/01/2011                          3,060
                        940     Refunding (Pleasant Lake Association Project), 4.05% due 5/01/2011                   940
                      3,400     (Suburban Pavilion Inc. Project), AMT, 4.25% due 10/02/2006                        3,400


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                   Issue                                            (Note 1a)
Ohio                $ 4,000   Eagle Tax-Exempt Trust, Cleveland, Ohio, VRDN, Class A, 3.60% due
(continued)                   1/01/2021 (a)                                                                   $    4,000
                     10,800   Eagle Tax-Exempt Trust, Custodial Receipts, VRDN, 4.07% due
                              7/01/2015 (a)                                                                       10,800
                              Erie County, Ohio, IDR, VRDN (a):
                        500     (Brighton Manor Company Project), AMT, 4.15% due 11/01/2016                          500
                      1,470     Refunding (Huron Health Care Center Project), 4.05% due 8/01/2007                  1,470
                      1,870   Fayette County, Ohio, BAN, 4.10% due 8/25/1999                                       1,875
                      1,100   Fort Recovery, Ohio, Local School District, BAN, UT, 4.23% due 11/24/1998            1,101
                      1,000   Franklin County, Ohio, Hospital Revenue Bonds (Lutheran Senior City Inc.
                              Project), VRDN, 4% due 5/01/2015 (a)                                                 1,000
                      2,870   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (US Health Corp. Project), VRDN, Series A, 4% due 12/01/2021 (a)                     2,870
                              Franklin County, Ohio, IDR, VRDN (a):
                      1,325     (GWS Building Association Ltd.), 3.75% due 11/01/1998                              1,325
                      2,500     Refunding (Heekin Can Inc. Project), AMT, 4.20% due 5/01/2007                      2,500
                      3,000   Franklin County, Ohio, M/F Housing Revenue Bonds (Colonial Courts Project),
                              VRDN, AMT, 4.20% due 12/01/2024 (a)                                                  3,000
                      2,800   Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT, 4.15%
                              due 4/01/2007 (a)                                                                    2,800
                      1,135   Geauga County, Ohio, IDR (Neff-Perkins Co. Project), VRDN, AMT, 4.15% due
                              6/01/2005 (a)                                                                        1,135
                      1,000   Greene County, Ohio, IDR (FC Ltd./AFC Stamping), VRDN, AMT, 4.20% due
                              9/01/2016 (a)                                                                        1,000
                      4,320   Hamilton County, Ohio, BAN, 3.75% due 6/11/1999                                      4,320
                        446   Hamilton County, Ohio, Economic Development Revenue Bonds (Cincinnati
                              Performing Arts), VRDN, 4% due 6/15/2005 (a)                                           446
                      3,000   Hamilton County, Ohio, M/F Housing Revenue Bonds (Pleasant Run Apartment
                              Projects), VRDN, AMT, 4.15% due 11/01/2028 (a)                                       3,000
                     10,000   Hamilton County, Ohio, MSTR, VRDN, Series 55, Class A, 3.80% due
                              11/04/1998 (a)                                                                      10,000
                      1,160   Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, AMT, 3.88% due
                              12/01/2014 (a)                                                                       1,160
                      1,000   Lancaster, Ohio, BAN, 4.25% due 11/18/1998                                           1,000
                      1,150   Lebanon, Ohio, BAN, 3.91% due 9/02/1999                                              1,153
                              Lorain County, Ohio, BAN:
                        700     3.75% due 9/16/1999                                                                  702
                      4,574     3.75% due 9/16/1999                                                                4,585
                      6,000   Lorain County, Ohio, Hospital Revenue Refunding Bonds (Catholic
                              Healthcare), Series A, CP, 3.50% due 11/10/1998                                      6,000
                      3,060   Lorain County, Ohio, IDR (DGR Investment Ltd.), VRDN, AMT, 4.20% due
                              12/01/2012 (a)                                                                       3,060
                      2,820   Lucas County, Ohio, Economic Development Revenue Bonds (Hammill
                              Manufacturing Co. Project), VRDN, AMT, 4.05% due 5/01/2010 (a)                       2,820
                        200   Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home
                              Project), VRDN, 4.05% due 12/01/2007 (a)                                               200
                      4,480   Lucas County, Ohio, IDR (Reichert Stamping Co. Project), VRDN, 4.15% due
                              7/15/2006 (a)                                                                        4,480
                      6,000   Lucas County, Ohio, M/F Housing Revenue Bonds (Virginia Lake Apartments
                              Project), AMT, 3.80% due 11/27/1998                                                  6,000
                      3,450   Mahoning County, Ohio, Healthcare Facilities Revenue Bonds (Shepherd
                              Valley Lutheran Project), VRDN, Series A, 4.05% due 9/01/2022 (a)                    3,450



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                   Issue                                            (Note 1a)
Ohio                $ 5,000   Marion County, Ohio, BAN, 4.10% due 11/23/1998                                  $    5,002
(continued)             130   Marion County, Ohio, Hospital Improvement Revenue Bonds (Pooled Lease
                              Program), VRDN, 4.05% due 5/01/2019 (a)                                                130
                      1,860   Marion County, Ohio, IDR (Mid-Ohio Packaging Company Project), VRDN,
                              AMT, 4.15% due 11/01/2015 (a)                                                        1,860
                      1,125   Marysville, Ohio, BAN, 3.91% due 4/15/1999                                           1,127
                      9,300   Mason, Ohio, Economic Development Revenue Bonds (Cedar Village Project),
                              VRDN, 3.97% due 12/01/2017 (a)                                                       9,300
                      2,780   Mentor, Ohio, IDR (Metcor Partnership/Tridelt), VRDN, AMT, 4.15% due
                              12/01/2008 (a)                                                                       2,780
                      6,300   Montgomery County, Ohio, Hospital Revenue Bonds (Miami Valley Hospital),
                              CP, Series 98-B, 3.45% due 11/18/1998                                                6,300
                      2,370   Montgomery County, Ohio, IDR (Citywide Development Corp. Project), VRDN,
                              AMT, 4.15% due 12/01/2013 (a)                                                        2,370
                        590   Montgomery County, Ohio, IDR (Town Centers Ltd. Partnership Project), AMT,
                              3.95% due 11/15/1998                                                                   590
                      1,615   Moraine, Ohio, IDR, Refunding (Gray America Corporation Project), VRDN,
                              AMT, 4.15% due 12/01/2001 (a)                                                        1,615
                        450   Mount Gilead, Ohio, BAN, 4% due 11/05/1998                                             450
                      1,790   Obetz, Ohio, IDR (HFI Inc. Project), VRDN, AMT, 4.15% due 10/01/2003 (a)             1,790
                      7,000   Ohio School District, COP, TAN, Series B, 4.05% due 6/30/1999                        7,023
                      8,045   Ohio State Air Quality Development Authority, Environmental Improvement
                              Revenue Refunding Bonds (USX Project), 3.60% due 12/03/1998                          8,045
                      7,500   Ohio State Air Quality Development Authority Revenue Bonds, CP, Series B,
                              3.60% due 12/14/1998                                                                 7,500
                              Ohio State Air Quality Development Authority, Revenue Bonds, VRDN (a):
                      1,900     Series A, 4.15% due 12/01/2015                                                     1,900
                      5,100     Series B, 4.15% due 12/01/2015                                                     5,100
                              Ohio State Air Quality Development, Revenue Refunding Bonds (Cincinnati
                              Gas & Electric), VRDN (a):
                        400     Series A, 4.05% due 9/01/2030                                                        400
                        700     Series B, 4.10% due 9/01/2030                                                        700
                              Ohio State Higher Educational Facilities, Commission Revenue Bonds, VRDN (a):
                      4,555     (Facilities Pooled Financing), 4.05% due 12/01/2016                                4,555
                      2,615     (Mount Vernon), 4.05% due 9/01/2009                                                2,615
                      2,825   Ohio State, IDR, Refunding (General Motors Corp. Project), VRDN, 4% due
                              9/01/2001 (a)                                                                        2,825
                     11,000   Ohio State Solid Waste Revenue Bonds (BP Exploration & Oil Project), VRDN,
                              AMT, 4.25% due 2/01/2033 (a)                                                        11,000
                      3,700   Ohio State Turnpike Commission Revenue Bonds, MSTR, VRDN, Series SGA-60,
                              4.05% due 2/15/2026 (a)(b)                                                           3,700
                      2,120   Ohio State University, General Receipts, VRDN, 3.90% due 12/01/2027 (a)              2,120
                      9,000   Ohio State Water Development Authority, Environmental Improvement Revenue
                              Bonds (Mead Corp. Project), VRDN, AMT, 4.25% due 3/01/2023 (a)                       9,000
                      3,000   Ohio State Water Development Authority, Solid Waste Disposal Revenue Bonds
                              (American Steel & Wire Corp.), VRDN, 4.15% due 9/01/2025 (a)                         3,000
                      3,600   Ontario, Ohio, BAN, 4.20% due 12/23/1998                                             3,602
                     10,000   Ontario, Ohio, Local School District, BAN, UT, 4.375% due 10/07/1998                10,001
                      5,000   Ottawa County, Ohio, BAN, 4% due 8/06/1999                                           5,013


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                   Issue                                            (Note 1a)
Ohio                 $  200   Paulding County, Ohio, IDR, Refunding (Countrymark Cooperative Inc.
(continued)                   Project), VRDN, 4.05% due 3/01/1999 (a)                                         $      200
                      5,400   Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge Corp.
                              Project), VRDN, AMT, 4% due 8/01/2026 (a)                                            5,400
                      3,000   Pickerington, Ohio, Local School District, BAN, UT, 3.70% due 1/22/1999              3,003
                              Portage County, Ohio, IDR, VRDN, AMT (a):
                      8,750     (Commercial Turf Products Ltd. Project), 4.10% due 5/01/2022                       8,750
                      1,545     (NCSP L.P. Project), 4.15% due 7/01/2014                                           1,545
                      2,585     (PM Property One, Ltd.), 4.15% due 11/01/2012                                      2,585
                      2,020     Refunding (John E. Susong Project), Series A, 4.20% due 5/02/2011                  2,020
                      1,335     Refunding (John E. Susong Project), Series B, 4.20% due 5/02/2016                  1,335
                      1,000   Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings,
                              Inc.), VRDN, 4.05% due 12/01/2010 (a)                                                1,000
                      1,390   Rock Hill, Ohio, Local School District, BAN, UT, 4.15% due 4/15/1999                 1,395
                      1,250   Ross County, Ohio, Hospital Revenue Bonds (Medical Center Hospital
                              Project), VRDN, 4% due 12/01/2020 (a)                                                1,250
                        900   Salem, Ohio, BAN, 4.125% due 5/28/1999                                                 902
                              Sandusky County, Ohio, IDR, VRDN (a):
                      1,300     (Brighton Manor Co. Project), AMT, 4.15% due 12/01/2016                            1,300
                      1,755     (Crown Battery Manufacturing Co.), AMT, 4.20% due 8/06/2003                        1,755
                      2,955     (Louis G. Freeman Co. Project), AMT, 4.20% due 7/01/2017                           2,955
                      3,935     (Magnesium Refining Technologies Inc. Project), Series A, 4.20%
                                due 9/01/2007                                                                      3,935
                      1,970   Seneca County, Ohio, Health Care Facilities Revenue Bonds (Good Shepherd
                              Home Project), VRDN, 4.05% due 10/01/2017 (a)                                        1,970
                        235   Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 4.20% due 11/01/2004 (a)                235
                              Stark County, Ohio, IDR, VRDN, AMT (a):
                      2,160     (Superior Dairy Inc. Project), 4.15% due 5/01/2003                                 2,160
                      1,280     (Wilkof-Morris Project), 4.20% due 1/01/2010                                       1,280
                      1,580   Streetsboro, Ohio, BAN, 4.15% due 10/09/1998                                         1,580
                      2,005   Strongsville, Ohio, IDR (E&E Properties/Dupli System Project), VRDN,
                              4.15% due 2/01/2010 (a)                                                              2,005
                      7,500   Summit County, Ohio, BAN, Series A, 4.50% due 6/03/1999                              7,536
                        200   Summit County, Ohio, Hospital Facilities Revenue Bonds (Cuyahoga Falls
                              General Hospital), VRDN, Series B, 4.05% due 7/01/1999 (a)                             200
                              Summit County, Ohio, IDR:
                        820     (Ohio Camshaft Project), 3.90% due 10/01/1998                                        820
                        855     (Texler Inc. Project), AMT, 3.80% due 11/01/1998                                     855
                              Summit County, Ohio, VRDN, IDR (a):
                      1,220     (Ace Precision Industries Inc. Project), AMT, 4.15% due 7/01/2014                  1,220
                      1,510     (Austin Printing Co. Inc. Project), AMT, 4.15% due 8/01/2006                       1,510
                        340     (Forest Manufacturing Project), 4.10% due 11/01/2001                                 340
                        650     (Hardcoating Project), 4.15% due 7/01/2002                                           650
                      1,065     (Sigma Properties Project), 4.20% due 6/01/2008                                    1,065
                      1,000     (Steffen Bookbinders Project), 4.15% due 11/01/2004                                1,000
                        400     (Struktol Project), AMT, Series A, 4.15% due 6/01/2002                               400
                      1,640   Troy, Ohio, Economic Development Revenue Bonds (L&CP Corp. Project),
                              AMT, 3.90% due 12/01/1998                                                            1,640
                      1,225   Trumbull County, Ohio, BAN, 4.90% due 5/28/1999                                      1,232


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONCLUDED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                   Issue                                            (Note 1a)
Ohio                 $1,900   Trumbull County, Ohio, IDR (ATD Corp. Project), VRDN, AMT, 5.25% due
(concluded)                   8/01/2010 (a)                                                                   $    1,900
                      2,500   Union County, Ohio, IDR (Union Aggregates Co. Project), VRDN, AMT,
                              4.20% due 11/01/2006 (a)                                                             2,500
                      1,180   Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT,
                              4.15% due 5/01/2016 (a)                                                              1,180
                      1,485   Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley
                              Dillon), VRDN, AMT, 4.15% due 4/01/2011 (a)                                          1,485
                      1,980   Warren County, Ohio, IDR (Kardol Quality Products Project), VRDN, AMT,
                              4.20% due 12/01/2014 (a)                                                             1,980
                      2,260   Willoughby, Ohio, IDR (Malish Brush & Specialty), VRDN, AMT, 4.15% due
                              6/01/2009 (a)                                                                        2,260
                      2,720   Wood County, Ohio, Economic Development Revenue Bonds (Great Lakes
                              Window Project), AMT, 4.80% due 12/01/1998                                           2,720
                              Wood County, Ohio, IDR, VRDN, AMT (a):
                      1,115     (B&B Box Co. Project), 4.15% due 3/01/2011                                         1,115
                        940     (Centaur Tool & Die Inc. Project), 4.15% due 8/01/2010                               940
                      1,410   Woodster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT,
                              4.15% due 5/01/2010 (a)                                                              1,410
                      2,350   Wynford, Ohio, Local School District, BAN, UT, 3.95% due 4/15/1999                   2,356
                      2,820   Zanesville--Muskingum County, Ohio, Port Authority, IDR (B.E. Products
                              Inc. Project), VRDN, AMT, 4.15% due 9/01/2004 (a)                                    2,820

                              Total Investments (Cost--$376,336*)--100.2%                                        376,336

                              Liabilities in Excess of Other Assets--(0.2%)                                         (595)
                                                                                                              ----------
                              Net Assets--100.0%                                                              $  375,741
                                                                                                              ==========


(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1998.
(b)MBIA Insured.
  *Cost for Federal income tax purposes.


See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1998
Assets:
Investments, at value (identified cost--$376,335,798) (Note 1a)                                          $   376,335,798
Cash                                                                                                             137,309
Receivables:
 Interest                                                                             $     2,571,997
 Securities sold                                                                                  145          2,572,142
                                                                                      ---------------
Prepaid registration fees and other assets (Note 1d)                                                              10,377
                                                                                                         ---------------
Total assets                                                                                                 379,055,626
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                       3,006,170
 Investment adviser (Note 2)                                                                  160,925
 Distributor (Note 2)                                                                          92,431          3,259,526
                                                                                      ---------------
Accrued expenses and other liabilities                                                                            55,548
                                                                                                         ---------------
Total liabilities                                                                                              3,315,074
                                                                                                         ---------------
Net Assets                                                                                               $   375,740,552
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $    37,577,211
Paid-in capital in excess of par                                                                             338,194,895
Accumulated realized capital losses--net (Note 4)                                                                (31,554)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 375,772,107 shares of
beneficial interest outstanding                                                                          $   375,740,552
                                                                                                         ===============


See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
Investment Income (Note 1c):
Interest and amortization of premium earned                                                              $     7,032,163

Expenses:
Investment advisory fees (Note 2)                                                     $       945,453
Distribution fees (Note 2)                                                                    234,787
Accounting services (Note 2)                                                                   29,040
Transfer agent fees (Note 2)                                                                   28,483
Professional fees                                                                              25,420
Registration fees (Note 1d)                                                                    20,766
Custodian fees                                                                                 14,582
Printing and shareholder reports                                                                9,092
Pricing fees                                                                                    7,202
Trustees' fees and expenses                                                                     1,267
Other                                                                                           1,818
                                                                                      ---------------
Total expenses                                                                                                 1,317,910
                                                                                                         ---------------
Investment income--net                                                                                         5,714,253
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $     5,714,253
                                                                                                         ===============

See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       For the Six          For the
                                                                                       Months Ended        Year Ended
                                                                                      September 30,        March 31,
Increase (Decrease) in Net Assets:                                                         1998               1998
Operations:
Investment income--net                                                                $     5,714,253    $    11,028,240
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                        5,714,253         11,028,240
                                                                                      ---------------    ---------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                     (5,714,253)       (11,028,240)
                                                                                      ---------------    ---------------
Net decrease in net assets resulting from dividends to shareholders                        (5,714,253)       (11,028,240)
                                                                                      ---------------    ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                          745,807,199      1,402,701,781
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                         5,714,424         11,028,169
                                                                                      ---------------    ---------------
                                                                                          751,521,623      1,413,729,950
Cost of shares redeemed                                                                  (770,495,615)    (1,346,188,447)
                                                                                      ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                              (18,973,992)         67,541,503
                                                                                      ---------------    ---------------

Net Assets:
Total increase (decrease) in net assets                                                   (18,973,992)        67,541,503
Beginning of period                                                                       394,714,544        327,173,041
                                                                                      ---------------    ---------------
End of period                                                                         $   375,740,552    $   394,714,544
                                                                                      ===============    ===============


See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived       For the Six
from information provided in the financial statements.          Months Ended
                                                                September 30,        For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                             1998        1998       1997        1996       1995
Per Share Operating Performance:
Net asset value, beginning of period                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                                  ---------  ---------  ---------  ---------   ---------
Investment income--net                                                  .02        .03        .03        .03         .03
                                                                  ---------  ---------  ---------  ---------   ---------
Total from investment operations                                        .02        .03        .03        .03         .03
                                                                  ---------  ---------  ---------  ---------   ---------
Less dividends from investment income--net                             (.02)      (.03)      (.03)      (.03)       (.03)
                                                                  ---------  ---------  ---------  ---------   ---------
Net asset value, end of period                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                                  =========  =========  =========  =========   =========

Total Investment Return                                               3.05%*     3.15%      3.00%      3.26%       2.65%
                                                                  =========  =========  =========  =========   =========

Ratios to Average Net Assets:
Expenses                                                               .70%*      .70%       .71%       .73%        .74%
                                                                  =========  =========  =========  =========   =========
Investment income--net                                                3.02%*     3.09%      2.94%      3.21%       2.64%
                                                                  =========  =========  =========  =========   =========

Supplemental Data:
Net assets, end of period (in thousands)                          $ 375,741  $ 394,715  $ 327,173  $ 282,187   $ 237,655
                                                                  =========  =========  =========  =========   =========

*Annualized.

See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Ohio Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1998, the Fund had a net capital loss carryforward of approximately $32,000, of which $23,000 expires in 2000, $5,000 expires in 2001 and $4,000 expires in 2002. This amount will be available to offset like amounts of any future taxable gains.






CMA OHIO MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].